INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	US Dollars
Figures in millions	2020	2019	2018
Carrying value
Investments in associates	47	40	36
Investments in joint ventures	1,604	1,541	1,492
	1,651	1,581	1,528

Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.

Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2020	2019	2018
Aggregate statement of profit or loss for associates (attributable)
Revenue	29	20	19
Operating (expenses) income (1)	(6)	3	(4)
Taxation	—	—	(1)
Profit (loss) for the year	23	23	14
Total comprehensive profit (loss) for the year, net of tax	23	23	14
(1) Includes share of associate profit.
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2020	2019	2018
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2020	2019	2018

Carrying value of joint ventures
Kibali	1,604	1,506	1,439
Immaterial joint ventures	—	35	53
	1,604	1,541	1,492
Reversal (impairment) of investments in joint ventures
Sadiola (note 8) (2)	—	6	14

	US Dollars
Figures in millions	2020	2019	2018

The cumulative unrecognised share of losses of the joint ventures:
Morila (3)	—	8	8
Yatela	1	2	3
(1) Following an amendment to the Gramalote joint venture shareholders agreement, the joint arrangement classification was reassessed. The updated facts and circumstances indicate that the joint venture changed to a joint operation during the year. As a result, the group recognises its share of revenue, expenses, assets and liabilities of the joint operation.
(2) Sold effective 30 December 2020.
(3) Sold effective 10 November 2020.
Summarised financial information of joint ventures is as follows (not attributable):

	US Dollars
	Kibali
Figures in millions	2020	2019	2018

Statement of profit or loss
Revenue	1,443	1,123	1,098
Other operating costs and expenses	(541)	(479)	(539)
Amortisation of tangible and intangible assets	(241)	(282)	(330)
Finance costs and unwinding of obligations	(6)	(4)	(4)
Interest received	7	4	3
Taxation	(157)	(62)	(16)
Profit for the year	505	300	212
Total comprehensive income for the year, net of tax	505	300	212
Dividends received from joint venture (attributable)	140	75	89

	US Dollars
	Kibali
Figures in millions	2020	2019	2018

Statement of financial position
Non-current assets	2,459	2,522	2,659
Current assets	120	183	205
Cash and cash equivalents (1)	944	453	124
Total assets	3,523	3,158	2,988

Non-current financial liabilities	50	45	29
Other non-current liabilities	118	26	24
Current financial liabilities	15	11	11
Other current liabilities	106	66	64
Total liabilities	289	148	128

Net assets	3,234	3,010	2,860
Group’s share of net assets	1,617	1,505	1,430
Other	(13)	1	9
Carrying amount of interest in joint venture	1,604	1,506	1,439

(1) At 31 December 2020, the Company’s attributable share of the outstanding cash balances awaiting repatriation from the DRC amounted to $424m. Barrick Gold Corporation (Barrick), the operator of the Kibali joint venture, continues to engage with the DRC Government regarding the 2018 Mining Code and the cash repatriation.
(2) Includes amounts relating to additional costs and contributions at acquisition as well as minority interests.

	US Dollars
Figures in millions	2020	2019	2018

Aggregate statement of profit (loss) for immaterial joint ventures (attributable)
Revenue	—	111	112
Other operating costs and expenses	(2)	(94)	(92)
Amortisation of tangible and intangible assets	—	(7)	(15)
Profit on sale of joint ventures	19	—	—
Taxation	—	(7)	(2)
Profit (loss) for the year	17	3	3
Total comprehensive income (loss) for the year, net of tax	17	3	3

Disclosure of Interests in Joint Ventures
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2020	2019	2018
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2020	2019	2018

Carrying value of joint ventures
Kibali	1,604	1,506	1,439
Immaterial joint ventures	—	35	53
	1,604	1,541	1,492
Reversal (impairment) of investments in joint ventures
Sadiola (note 8) (2)	—	6	14

	US Dollars
Figures in millions	2020	2019	2018

The cumulative unrecognised share of losses of the joint ventures:
Morila (3)	—	8	8
Yatela	1	2	3
(1) Following an amendment to the Gramalote joint venture shareholders agreement, the joint arrangement classification was reassessed. The updated facts and circumstances indicate that the joint venture changed to a joint operation during the year. As a result, the group recognises its share of revenue, expenses, assets and liabilities of the joint operation.
(2) Sold effective 30 December 2020.
(3) Sold effective 10 November 2020.
Summarised financial information of joint ventures is as follows (not attributable):

	US Dollars
	Kibali
Figures in millions	2020	2019	2018

Statement of profit or loss
Revenue	1,443	1,123	1,098
Other operating costs and expenses	(541)	(479)	(539)
Amortisation of tangible and intangible assets	(241)	(282)	(330)
Finance costs and unwinding of obligations	(6)	(4)	(4)
Interest received	7	4	3
Taxation	(157)	(62)	(16)
Profit for the year	505	300	212
Total comprehensive income for the year, net of tax	505	300	212
Dividends received from joint venture (attributable)	140	75	89

	US Dollars
	Kibali
Figures in millions	2020	2019	2018

Statement of financial position
Non-current assets	2,459	2,522	2,659
Current assets	120	183	205
Cash and cash equivalents (1)	944	453	124
Total assets	3,523	3,158	2,988

Non-current financial liabilities	50	45	29
Other non-current liabilities	118	26	24
Current financial liabilities	15	11	11
Other current liabilities	106	66	64
Total liabilities	289	148	128

Net assets	3,234	3,010	2,860
Group’s share of net assets	1,617	1,505	1,430
Other	(13)	1	9
Carrying amount of interest in joint venture	1,604	1,506	1,439

(1) At 31 December 2020, the Company’s attributable share of the outstanding cash balances awaiting repatriation from the DRC amounted to $424m. Barrick Gold Corporation (Barrick), the operator of the Kibali joint venture, continues to engage with the DRC Government regarding the 2018 Mining Code and the cash repatriation.
(2) Includes amounts relating to additional costs and contributions at acquisition as well as minority interests.

	US Dollars
Figures in millions	2020	2019	2018

Aggregate statement of profit (loss) for immaterial joint ventures (attributable)
Revenue	—	111	112
Other operating costs and expenses	(2)	(94)	(92)
Amortisation of tangible and intangible assets	—	(7)	(15)
Profit on sale of joint ventures	19	—	—
Taxation	—	(7)	(2)
Profit (loss) for the year	17	3	3
Total comprehensive income (loss) for the year, net of tax	17	3	3

Disclosure of Interests in Associates

	US Dollars
Figures in millions	2020	2019	2018
Carrying value
Investments in associates	47	40	36
Investments in joint ventures	1,604	1,541	1,492
	1,651	1,581	1,528
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2020	2019	2018
Aggregate statement of profit or loss for associates (attributable)
Revenue	29	20	19
Operating (expenses) income (1)	(6)	3	(4)
Taxation	—	—	(1)
Profit (loss) for the year	23	23	14
Total comprehensive profit (loss) for the year, net of tax	23	23	14
(1) Includes share of associate profit.